Expense Example	Aug. 31, 2025 USD ($)
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance All Asset Strategy Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 633
Expense Example, with Redemption, 3 Years	885
Expense Example, with Redemption, 5 Years	1,155
Expense Example, with Redemption, 10 Years	1,926
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance All Asset Strategy Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	611
Expense Example, with Redemption, 5 Years	1,057
Expense Example, with Redemption, 10 Years	2,104
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance All Asset Strategy Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,191
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance Equity Strategy Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	633
Expense Example, with Redemption, 3 Years	864
Expense Example, with Redemption, 5 Years	1,114
Expense Example, with Redemption, 10 Years	1,827
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance Equity Strategy Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	590
Expense Example, with Redemption, 5 Years	1,015
Expense Example, with Redemption, 10 Years	2,005
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance Equity Strategy Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	487
Expense Example, with Redemption, 10 Years	1,083
Eaton Vance China Equity Fund - Classes A, C and I | Eaton Vance China Equity Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	670
Expense Example, with Redemption, 3 Years	1,066
Expense Example, with Redemption, 5 Years	1,486
Expense Example, with Redemption, 10 Years	2,655
Eaton Vance China Equity Fund - Classes A, C and I | Eaton Vance China Equity Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	328
Expense Example, with Redemption, 3 Years	798
Expense Example, with Redemption, 5 Years	1,394
Expense Example, with Redemption, 10 Years	2,827
Eaton Vance China Equity Fund - Classes A, C and I | Eaton Vance China Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	494
Expense Example, with Redemption, 5 Years	885
Expense Example, with Redemption, 10 Years	1,981
Eaton Vance Worldwide Health Sciences Fund - Classes A, C, I and R | Eaton Vance Worldwide Health Sciences Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	639
Expense Example, with Redemption, 3 Years	886
Expense Example, with Redemption, 5 Years	1,152
Expense Example, with Redemption, 10 Years	1,911
Eaton Vance Worldwide Health Sciences Fund - Classes A, C, I and R | Eaton Vance Worldwide Health Sciences Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	296
Expense Example, with Redemption, 3 Years	612
Expense Example, with Redemption, 5 Years	1,054
Expense Example, with Redemption, 10 Years	2,089
Eaton Vance Worldwide Health Sciences Fund - Classes A, C, I and R | Eaton Vance Worldwide Health Sciences Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	528
Expense Example, with Redemption, 10 Years	1,175
Eaton Vance Worldwide Health Sciences Fund - Classes A, C, I and R | Eaton Vance Worldwide Health Sciences Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	795
Expense Example, with Redemption, 10 Years	$ 1,744